INCOME TAX - Deferred tax assets, net (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,652,102	$ 227,337	¥ 1,019,592
Impairment for inventory	221,290	30,451	90,322
Net operating loss carryforwards	25,843,951	3,556,246	23,290,731
Subtotal	27,717,343	3,814,033	24,400,645
Less: Valuation allowance	(27,437,564)	(3,775,534)	(24,107,246)
Total deferred tax assets, net	279,779	38,499	293,399
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(18,287)	(146,511)
Gain on the previously held equity method investment	(146,888)	(20,212)	(146,888)
Total deferred tax liabilities	(279,779)	(38,499)	(293,399)
Deferred tax assets, net	¥ 0	$ 0	¥ 0